Nature of the business (Tables)	12 Months Ended
Dec. 31, 2018
Nature of the business [Abstract]
Overview of concessional assets
The following table provides an overview of the concessional assets the Company owned as of December 31, 2018:

Assets	Type	Ownership	Location	Currency(8)	Capacity (Gross)	Counterparty Credit Ratings(9)	COD	Contract Years Left (13)

Solana	Renewable (Solar)	100% Class B(1)	Arizona (USA)	USD	280 MW	A-/A2/A-	2013	25

Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	D/WR/D	2014	21

Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A-/Baa1/A-	2012	19/18

Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A-/Baa1/A-	2012	18/18

PS10/PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A-/Baa1/A-	2007& 2009	13/15

Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A-/Baa1/A-	2011	18/18

Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A-/Baa1/A-	2012	19/19

Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A-/Baa1/A-	2010	16/16/17

Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A-/Baa1/A-	2013	20/20

Kaxu	Renewable (Solar)	51%(4)	South Africa	Rand	100 MW	BB/Baa3/BB+(10)	2015	16

Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	2014	15

Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	2014	16

ACT	Efficient natural gas	100%	Mexico	USD	300 MW	BBB+/ Baa3/BBB+	2013	14

ATN (12)	Transmission line	100%	Peru	USD	365 miles	BBB+/A3/BBB+	2011	22

ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/A3/BBB+	2014	25

ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	14

Quadra 1	Transmission line	100%	Chile	USD	49 miles	Not rated	2014	16

Quadra 2	Transmission line	100%	Chile	USD	32 miles	Not rated	2014	16

Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB+/Baa1/BBB+	2007	19

Chile TL3	Transmission line	100%	Chile	USD	50 miles	A+/A1/A	1993	Regulated

Skikda	Water	34.2%(5)	Algeria	USD	3.5 M ft3/day	Not rated	2009	15

Honaine	Water	25.5%(6)	Algeria	USD	7 M ft3/ day	Not rated	2012	19

Seville PV	Renewable (Solar)	80%(7)	Spain	Euro	1 MW	A-/Baa1/A-	2006	17

Melowind	Renewable (Wind)	100%	Uruguay	USD	50MW	BBB/Baa2/BBB-	2015	17

Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB+/A3/ BBB+-	2012	14

(1)
On September 30, 2013, Liberty Interactive Corporation agreed to invest $300 million in Class A shares of ASO Holdings Company LLC, the holding company of Solana, in exchange for a share of the dividends and the taxable losses generated by Solana.

(2)	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.

(3)	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.

(4)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).

(5)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.83%.

(6)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.

(7)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”), a Spanish state owned company, holds 20% of the shares in Seville PV.

(8)	Certain contracts denominated in U.S. dollars are payable in local currency.

(9)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.

(10)	Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.

(11)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.

(12)	Including the acquisition of ATN expansion 1.

(13)	As of December 31, 2018.